3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Uninsured deposits	$ 1,650,836
Allowance for accounts receivable	40,000	$ 60,000
Reserve for impaired inventory	28,000	35,000
Development expenses	1,257,872	$ 570,514
Money market account	$ 1,901,278
Leasehold Improvements
Estimated useful lives of assets	5 years
Minimum
Estimated useful lives of assets	2 years
Maximum
Estimated useful lives of assets	10 years